Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings [Member] USD ($)	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2013 Medical Equipment [Member] USD ($)	Dec. 31, 2013 Medical Equipment [Member] CNY	Dec. 31, 2012 Medical Equipment [Member] CNY	Dec. 31, 2013 Electronic and Office Equipment [Member] USD ($)	Dec. 31, 2013 Electronic and Office Equipment [Member] CNY	Dec. 31, 2012 Electronic and Office Equipment [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] USD ($)	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2013 Leasehold Improvement and Building Improvement [Member] USD ($)	Dec. 31, 2013 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2013 Construction in Progress [Member] USD ($)	Dec. 31, 2013 Construction in Progress [Member] CNY	Dec. 31, 2012 Construction in Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 312,006	1,888,798	1,807,683		$ 66,516	402,671	376,858	$ 218,743	1,324,206	1,138,927	$ 6,022	36,458	34,717	$ 650	3,931	3,838	$ 840	5,087	5,635	$ 19,235	116,445	247,708
Less: accumulated depreciation	(64,927)	(393,046)	(281,584)
Property, plant and equipment before impairment	247,079	1,495,752	1,526,099
Less: accumulated impairment charges	(524)	(3,179)	(3,179)	(3,179)
Property, plant and equipment after impairment	$ 246,555	1,492,573	1,522,920